Income Taxes (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Provision for doubtful accounts	$ 1,988,132	$ 1,648,967
Operating loss carryforwards	1,361,918
Total deferred tax assets	3,350,050	1,648,967
Less : valuation allowance	(1,341,877)
Net deferred tax assets	2,008,173	1,648,967
Deferred tax liabilities
Intangible assets acquired from business combinations	805,826
Total deferred tax liabilities	$ 805,826